DISCONTINUED OPERATIONS - Schedule of Depreciation, Amortization and Capital Expenditures of Discontinued Operation (Details) - Discontinued Operations, Disposed of by Sale - New Zealand Joint Venture - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation, depletion and amortization	$ 26,395	$ 21,666	$ 23,876
Capital expenditures	17,686	16,663	18,455
Non-cash cost of land and improved development	$ 3,041	$ 0	$ 0